General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of General and Administrative Expense
For the year ended December 31, 2019 and 2018, general and administrative expenses were comprised of:

	December 31, 2019	December 31, 2018
Salaries and benefits	$10,184	$3,713
Professional services	7,985	3,591
Other general and administrative	6,723	1,494

Total	$24,892	$8,798